Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000035521
Shareholder Report [Line Items]
Trading Symbol	CPMPX
Additional Information Phone Number	1-866-618-3456
Additional Information Website	http://funddocs.filepoint.com/changingparametersfund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Changing Parameters Fund	$96	1.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.88% [1]
AssetsNet	$ 95,436,053
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 713,049
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$95,436,053
Number of Portfolio Holdings	6
Advisory Fee	$713,049
Portfolio Turnover	56%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	8.2%
Open End Funds	91.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	8.2%
Alternative	10.1%
Fixed Income	82.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BlackRock High Yield Portfolio, Institutional Class	39.7%
American High-Income Municipal Bond Fund, Class F-3	20.4%
PIMCO Emerging Markets Bond Fund, Institutional Class	13.3%
Eaton Vance Global Macro Absolute Return Advantage, Class I	10.1%
JPMorgan Preferred and Income Securities Fund, Class I	8.6%
Federated Hermes Government Obligations Fund, Institutional Class	8.2%

[1]	Annualized